BANK LOANS AND FACILITIES (Schedule of Bank Loans) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
BANK LOANS AND FACILITIES [Line Items]
Total bank loans	$ 13,847,031	$ 26,340,338
Less: Amount due within one year shown under current liabilities	13,847,031	26,340,338
Amount due after one year shown under noncurrent liabilities
Facility granted by BOC (SZ) [Member]
BANK LOANS AND FACILITIES [Line Items]
Total bank loans		6,701,689
Facility granted by CCB (SZ) [Member]
BANK LOANS AND FACILITIES [Line Items]
Total bank loans	$ 13,847,031	$ 19,638,649